Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 29, 2023	Jan. 28, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,602,705	10,165,361
Common stock, shares outstanding	10,602,705	10,165,361